Net Loss Per Share	6 Months Ended
Jun. 30, 2013
Net Loss Per Share

10. Net Loss Per Share

Basic net loss per share excludes any dilutive effects of options or warrants. The Company computes basic net loss per share using the weighted average number of common shares outstanding during the period. The Company computes diluted net loss per share using the weighted average number of common stock and common stock equivalents outstanding during the period. The Company excluded common stock equivalents of 2,137,007 and 2,186,534 for the three months ended June 30, 2013 and 2012, respectively, and 2,304,256 and 2,102,873 for the six months ended June 30, 2013 and 2012, respectively, from the computation of diluted net loss per share because their effect was antidilutive. The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share data)	2013	2012	2013	2012
Numerator for basic and diluted net loss per share	$(2,908)	$(2,518)	$(6,701)	$(4,374)
Denominator:
Weighted average shares for basic net loss per share	27,804	26,669	27,253	26,669
Effect of dilutive securities:
Weighted average of stock options, restricted stock awards, and warrants	—	—	—	—

Denominators for diluted net loss per share	27,804	26,669	27,253	26,669

Net loss per share – basic	$(0.11)	$(0.09)	$(0.25)	$(0.16)

Net loss per share – diluted	$(0.11)	$(0.09)	$(0.25)	$(0.16)